Expense Example - FidelityLow-PricedStockFund-RetailPRO - FidelityLow-PricedStockFund-RetailPRO - Fidelity Low-Priced Stock Fund - Fidelity Low-Priced Stock Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096